Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax	£ 725		£ 1,731
Net increase in cash and cash equivalents	(51,488)		36,294
Cash and cash equivalents at beginning of the period	204,452		143,932
Cash and cash equivalents at end of the period	152,964		180,226
Continuing operations [member]
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax	725		1,731
Adjustments for non-cash items	2,240		1,768
Changes in operating assets and liabilities	(8,925)		29,840
Corporate income tax paid	(166)		(518)
Net cash from operating activities	(6,126)		32,821
Net cash transferred as part of the UK banking business disposal	(37,331)		0
Other investing activities	(6,030)		2,240
Net cash from investing activities	(43,361)		2,240
Net cash from financing activities	(1,937)		1,057
Effect of exchange rates on cash and cash equivalents	404		(1,106)
Net increase in cash and cash equivalents	(51,020)		35,012
Discontinued operations [member]
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax	91	[1]	(142)	[2]
Net cash from operating activities	(402)	[3]	2,098	[4]
Net cash from investing activities	54	[3]	(414)	[4]
Net cash from financing activities	(120)	[3]	(373)	[4]
Effect of exchange rates on cash and cash equivalents	0	[3]	(29)	[4]
Net increase in cash and cash equivalents	£ (468)	[3]	£ 1,282	[4]

[1]	Included UK banking business results for the period from 1 January 2018 to 31 March 2018.
[2]	Included UK banking business results for the period from 1 January 2017 to 30 June 2017 and BAGL results for the period from 1 January 2017 to 31 May 2017
[3]	Include d UK banking business cash flows for the period from 1 January 2018 to 31 March 2018
[4]	Include d UK banking business cash flows for the period from 1 January 2017 to 30 June 2017 and BAGL cash flows for the period from 1 January 2017 to 31 May 2017